Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Profit before income taxes	$ 381,621,095	$ 291,848,224	$ 256,032,924
Adjustments:
Depreciation	974,291	901,492	1,143,134
Right-of-use depreciation	603,782	562,428	458,082
Gain on revaluation of investment properties	(243,459,821)	(185,491,518)	(164,649,959)
Unrealized effect of foreign exchange rates	(1,048,369)	(1,939,848)	1,109,567
Interest income	(9,414,027)	(2,640,687)	(76,871)
Interest expense	44,335,420	44,852,043	45,482,028
Amortization of debt issuance costs	1,971,555	1,544,113	4,781,465
Expense recognized in respect of share-based payments	8,001,830	6,650,487	5,554,353
(Loss) gain on sale of investment property – net	461,600	(5,027,826)	(13,992,675)
Employee benefits and pension costs	1,171,510	348,280	0
Income tax benefit from equity issuance costs	8,307,906	0	0
Working capital adjustments:
Operating lease receivables – Net	(2,410,637)	1,348,952	(2,678,246)
Recoverable taxes	(3,776,348)	(10,710,911)	(4,516,452)
Security deposits paid, restricted cash and others	(1,138,296)	1,909,607	(7,004,175)
Prepaid expenses and other current assets	4,008,959	(17,338,623)	(63,524)
Accounts payable	3,258	(1,619,312)	(230,177)
Accrued expenses and taxes	1,924,362	(10,091,530)	10,936,516
Security deposits received	7,347,839	2,464,415	1,944,455
Financial assets held for trading	0	0	684,936
Interest received	9,414,027	2,640,687	76,871
Income taxes paid	(64,103,701)	(54,995,605)	(27,062,220)
Net cash generated by operating activities	144,796,235	65,214,868	107,930,032
Cash flows from investing activities:
Purchases of investment property	(263,051,665)	(269,222,961)	(108,394,270)
Sale of investment property	42,057,500	7,285,242	124,565,539
Purchases of office furniture and vehicles	(2,078,300)	(219,884)	(219,143)
Net cash (used in) generated by investing activities	(223,072,465)	(262,157,603)	15,952,126
Cash flows from financing activities:
Interest paid	(45,034,414)	(44,844,370)	(44,474,123)
Loans obtained	0	0	350,000,000
Loans paid	(16,789,756)	0	(252,500,000)
Costs of debt issuance	0	(1,667,278)	(7,746,222)
Dividends paid	(59,509,926)	(57,018,815)	(55,367,252)
Repurchase of treasury shares	0	(15,603,308)	0
Equity issuance proceeds	594,375,000	0	229,215,419
Equity issuance costs paid	(27,693,021)	0	(6,019,970)
Payment of lease liabilities	(606,279)	(647,961)	(564,677)
Net cash generated by (used in) financing activities	444,741,604	(119,781,732)	212,543,175
Effects of exchange rate changes on cash	(4,446,323)	3,050,420	(4,146,343)
Net (decrease) increase in cash, cash equivalents and restricted cash	362,019,051	(313,674,047)	332,278,990
Cash, cash equivalents and restricted cash at the beginning of year	139,882,397	453,556,444	121,277,454
Cash, cash equivalents and restricted cash at the end of year	$ 501,901,448	$ 139,882,397	$ 453,556,444